Intangibles (Customer relationships and tradename and related accumulated amortization) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 400,000	$ 400,000
Accumulated amortization	(138,059)	(113,188)
Finite-lived intangible assets	261,941	286,812
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	360,000	360,000
Accumulated amortization	(98,059)	(76,882)
Finite-lived intangible assets	261,941	283,118
Tradename
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	40,000	40,000
Accumulated amortization	(40,000)	(36,306)
Finite-lived intangible assets	$ 0	$ 3,694